Significant Events After the Reporting Period (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jan. 31, 2023	Oct. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 14,173		$ 15,000
Zypp
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		13.44%
Total consideration		$ 16,285